Accounting Principles (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Principles
Schedule of financial assets and liabilities measured at fair value

The table below present the financial assets and liabilities of the Company measured at fair value at December 31, 2023:

At December 31, 2023 (in thousands of euros)	Level 1	Level 2	Level 3
Financial assets at fair value through profit or loss
Derivatives instruments assets	—	—	—
Term deposits	—	—	—
Total assets	—	—	—
Financial liabilities at fair value through profit or loss
Long-term financial debt - derivatives	—	—	10,265
Total liabilities	—	—	10,265

See Note 13.3 - Derivatives.

The table below present the financial assets and liabilities of the Company measured at fair value at December 31, 2022:

At December 31, 2022 (in thousands of euros)	Level 1	Level 2	Level 3
Financial assets at fair value through profit or loss
Derivatives instruments assets	—	—	—
Term deposits	—	—	—
Total assets	—	—	—
Financial liabilities at fair value through profit or loss
Long-term financial debt – derivatives	—	—	9,876
Total liabilities	—	—	9,876

The table below present the financial assets and liabilities of the Company measured at fair value at December 31, 2021:

At December 31, 2021 (in thousands of euros)	Level 1	Level 2	Level 3
Financial assets at fair value through profit or loss
Derivatives instruments assets	—	—	—
Term deposits	8,829	—	—
Total assets	8,829	—	—
Financial liabilities at fair value through profit or loss
Long-term financial debt – derivatives	—	—	—
Total liabilities	—	—	—

Summary of entity's geographical split

	As of December 31,
(in thousands of euros)	2021	2022	2023
France	770	568	541
USA	—	—	—
Intangible assets	770	568	541
France	3,096	6,324	8,402
USA	101	1,062	724
Property, plant and equipment	3,196	7,385	9,125
France	2,442	1,603	9,958
USA	—	65	96
Other non-current assets	2,442	1,668	10,055

	As of December 31,
(in thousands of euros)	2021	2022	2023
France	194	125	118
USA	4,000	—	—
China	—	12,054	4,610
Japan	—	—	12,750
Revenue	4,194	12,179	17,477